MARKETABLE SECURITIES (Schedule of classified marketable securities) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Available-for-sale - Fair Value	$ 1,461,504	$ 1,354,213
Noncurrent [Member]
Available-for-sale - Cost	1,164,472	1,117,801
Available-for-sale - Gross Unrealized Gains	299,752	$ 236,412
Available-for-sale - Gross Unrealized Losses	2,720
Available-for-sale - Fair Value	1,461,504	$ 1,354,213
Mutual Funds [Member] | Noncurrent [Member]
Available-for-sale - Cost	719,245	691,047
Available-for-sale - Gross Unrealized Gains	131,639	$ 129,173
Available-for-sale - Gross Unrealized Losses	2,720
Available-for-sale - Fair Value	848,164	$ 820,220
Equity Securities [Member] | Noncurrent [Member]
Available-for-sale - Cost	445,227	426,754
Available-for-sale - Gross Unrealized Gains	$ 168,113	$ 107,239
Available-for-sale - Gross Unrealized Losses
Available-for-sale - Fair Value	$ 613,340	$ 533,993